Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Property, Plant and Equipment

	Buildings	Telecommunications transceivers, switching centers, transmission and other network equipment	Office equipment, furniture, fixtures and others	Total
	Million	Million	Million	Million

Cost:
As of January 1, 2017	136,923	1,286,267	22,991	1,446,181
Transferred from construction in progress	10,577	174,250	833	185,660
Other additions	820	962	1,193	2,975
Disposals	(72)	(181)	(109)	(362)
Assets written-off	(331)	(38,971)	(1,117)	(40,419)
Exchange differences	(141)	(359)	(4)	(504)

As of December 31, 2017	147,776	1,421,968	23,787	1,593,531

As of January 1, 2018	147,776	1,421,968	23,787	1,593,531

Transferred from construction in progress	7,624	160,654	1,616	169,894
Other additions	257	465	1,504	2,226
Disposals	(18)	(1,304)	(118)	(1,440)
Assets written-off	(323)	(33,168)	(1,490)	(34,981)
Exchange differences	135	236	2	373

As of December 31, 2018	155,451	1,548,851	25,301	1,729,603

Accumulated depreciation and impairment:

As of January 1, 2017	41,502	766,221	16,102	823,825
Charge for the year	5,695	143,026	1,227	149,948
Written back on disposals	(58)	(45)	(105)	(208)
Assets written-off and impairment loss	(299)	(26,465)	(1,068)	(27,832)
Exchange differences	(20)	(208)	(3)	(231)

As of December 31, 2017	46,820	882,529	16,153	945,502

As of January 1, 2018	46,820	882,529	16,153	945,502
Charge for the year	5,625	145,504	1,480	152,609
Written back on disposals	(15)	(1,297)	(116)	(1,428)
Assets written-off	(290)	(32,064)	(1,372)	(33,726)
Exchange differences	18	131	1	150

As of December 31, 2018	52,158	994,803	16,146	1,063,107

Net book value:
As of December 31, 2018	103,293	554,048	9,155	666,496

As of December 31, 2017	100,956	539,439	7,634	648,029